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Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Variable Account EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Variable Account (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

April 25, 2023

We have served as the Separate Account’s auditor since 1998.

A member firm of Ernst & Young Global Limited

Appendix:

Subaccounts comprising EquiTrust Life Variable Account

Subaccounts
Product A & B	Product C
American Century VP Capital Appreciation Fund	Calvert VP EAFE International Index Portfolio – Class F
American Century VP Inflation Protection Bond Fund	Calvert VP NASDAQ-100 Index Portfolio
American Century VP Mid Cap Value Fund	Calvert VP Russell 2000® Small Cap Index Portfolio – Class F
American Century VP Ultra® Fund	Calvert VP S&P MidCap 400 Index Portfolio – Class F
American Century VP Value Fund	Columbia VP Small Cap Value Fund – Class 2
BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares	DWS International Growth VIP – Class A
BNY Mellon VIF Appreciation Portfolio – Initial Shares	Federated Hermes Government Money Fund II – Service Shares
BNY Mellon VIF Growth & Income Portfolio – Initial Shares	Federated Hermes Managed Volatility Fund II – Primary Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares	Federated Hermes Quality Bond Fund II – Primary Shares
Calvert VP NASDAQ-100 Index Portfolio	Fidelity® VIP Contrafund® Portfolio – Service Class 2
Calvert VP Russell 2000® Small Cap Index Portfolio	Fidelity® VIP Growth Portfolio – Service Class 2
Calvert VP S&P MidCap 400 Index Portfolio	Fidelity® VIP High Income Portfolio – Service Class 2
Federated Hermes Government Money Fund II – Service Shares	Fidelity® VIP Index 500 Portfolio – Service Class 2
Federated Hermes Managed Volatility Fund II – Primary Shares	Fidelity® VIP Mid Cap Portfolio – Service Class 2
Federated Hermes Quality Bond Fund II – Primary Shares	Fidelity® VIP Real Estate Portfolio – Service Class 2
Fidelity® VIP Contrafund® Portfolio – Initial Class	Franklin Mutual Shares VIP Fund – Class 2
Fidelity® VIP Growth & Income Portfolio – Initial Class	Franklin Small Cap Value VIP Fund – Class 2
Fidelity® VIP Growth Portfolio – Initial Class	Franklin U.S. Government Securities VIP Fund – Class 2
Fidelity® VIP High Income Portfolio – Service Class 2	Templeton Global Bond VIP Fund – Class 2
Fidelity® VIP Index 500 Portfolio – Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity® VIP Mid Cap Portfolio – Service Class 2	T. Rowe Price International Stock Portfolio
Fidelity® VIP Overseas Portfolio – Initial Class
Franklin Global Real Estate VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Small-Mid Cap Growth VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Growth VIP Fund – Class 2
J.P. Morgan Ins. Trust Mid Cap Value Portfolio – Class 1
J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 1
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

EquiTrust Life Variable Account

Statements of Assets and Liabilities

December 31, 2022

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
Product A & B
American Century VP Capital Appreciation Fund	$261,586	$261,586	$261,586	$316,316	22,168.35	6,359.52
American Century VP Inflation Protection Bond Fund	20,120	20,120	20,120	22,175	2,140.40	1,406.28
American Century VP Mid Cap Value Fund	8,362	8,362	8,362	7,864	395.37	231.58
American Century VP Ultra® Fund	240,003	240,003	240,003	232,328	12,409.66	5,587.43
American Century VP Value Fund	121,734	121,734	121,734	99,969	9,777.85	4,348.81
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	107,988	107,988	107,988	96,477	2,633.85	3,577.74
BNY Mellon VIF Appreciation Portfolio - Initial Shares	596,175	596,175	596,175	702,851	18,671.30	13,599.33
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	183,958	183,958	183,958	187,761	6,371.95	5,505.36
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	401,080	401,080	401,080	453,695	10,182.28	12,311.95
Calvert VP NASDAQ-100 Index Portfolio	424,816	424,816	424,816	290,776	4,566.94	7,001.60
Calvert VP Russell 2000® Small Cap Index Portfolio	171,805	171,805	171,805	190,235	2,487.05	4,459.65
Calvert VP S&P MidCap 400 Index Portfolio	169,180	169,180	169,180	165,004	1,551.25	3,214.52
Federated Hermes Government Money Fund II - Service Shares	248,949	248,949	248,949	248,949	248,949.16	26,363.99
Federated Hermes Managed Volatility Fund II - Primary Shares	634,747	634,747	634,747	760,025	75,029.15	36,682.11
Federated Hermes Quality Bond Fund II - Primary Shares	722,325	722,325	722,325	809,769	73,631.51	62,202.93
Fidelity® VIP Contrafund® Portfolio - Initial Class	721,394	721,394	721,394	693,403	19,044.20	13,309.14
Fidelity® VIP Growth & Income Portfolio - Initial Class	240,807	240,807	240,807	207,174	10,025.29	6,359.80
Fidelity® VIP Growth Portfolio - Initial Class	386,693	386,693	386,693	404,958	5,407.54	8,494.38
Fidelity® VIP High Income Portfolio - Service Class 2	394,271	394,271	394,271	482,554	93,651.01	14,914.31
Fidelity® VIP Index 500 Portfolio - Initial Class	656,372	656,372	656,372	395,842	1,751.35	15,859.53
Fidelity® VIP Mid Cap Portfolio - Service Class 2	481,004	481,004	481,004	508,676	15,416.80	8,265.02
Fidelity® VIP Overseas Portfolio - Initial Class	155,713	155,713	155,713	156,193	7,175.71	6,241.20
Franklin Global Real Estate VIP Fund - Class 2	195,991	195,991	195,991	247,929	16,910.38	10,687.52
Franklin Mutual Shares VIP Fund - Class 2	180,069	180,069	180,069	203,084	11,877.88	6,592.40
Franklin Small Cap Value VIP Fund - Class 2	268,337	268,337	268,337	306,594	21,415.55	5,440.48
Franklin Small-Mid Cap Growth VIP Fund - Class 2	179,573	179,573	179,573	261,793	17,085.95	5,278.65
Franklin U.S. Government Securities VIP Fund - Class 2	304,932	304,932	304,932	360,935	29,924.61	22,403.19
Templeton Growth VIP Fund - Class 2	145,113	145,113	145,113	168,790	14,171.23	7,336.16
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	372,128	372,128	372,128	378,395	35,678.60	6,240.28
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	159,745	159,745	159,745	182,662	8,894.46	3,888.01
T. Rowe Price All-Cap Opportunities Portfolio	353,446	353,446	353,446	402,496	12,332.38	6,208.72
T. Rowe Price Equity Income Portfolio	494,537	494,537	494,537	501,652	18,309.40	11,883.46

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account

Statements of Assets and Liabilities (continued)

December 31, 2022

		Net assets		Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Total net assets	Cost	Shares owned	Accumulation units outstanding
T. Rowe Price Mid-Cap Growth Portfolio	$272,707	$272,707	$272,707	$291,952	10,549.59	3,184.33
T. Rowe Price Moderate Allocation Portfolio	500,651	500,651	500,651	572,738	28,110.67	14,066.59
T. Rowe Price International Stock Portfolio	373,984	373,984	373,984	431,250	28,679.72	19,539.27
Product C
Calvert VP EAFE International Index Portfolio - Class F	$6,507	$6,507	$6,507	$7,009	78.36	736.30
Calvert VP NASDAQ-100 Index Portfolio	7,225	7,225	7,225	7,689	77.67	427.00
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	1,993	1,993	1,993	2,232	29.12	71.14
Calvert VP S&P MidCap 400 Index Portfolio - Class F	100,592	100,592	100,592	101,559	922.52	5,120.97
Columbia VP Small Cap Value Fund - Class 2	57,297	57,297	57,297	66,018	5,048.22	2,125.16
DWS International Growth VIP - Class A	646	646	646	693	49.21	38.44
Federated Hermes Government Money Fund II - Service Shares	2,046	2,046	2,046	2,046	2,046.39	195.65
Federated Hermes Managed Volatility Fund II - Primary Shares	188	188	188	224	22.18	15.22
Federated Hermes Quality Bond Fund II - Primary Shares	137,814	137,814	137,814	153,151	14,048.27	10,710.18
Fidelity® VIP Contrafund® Portfolio - Service Class 2	115,182	115,182	115,182	114,394	3,152.22	3,310.49
Fidelity® VIP Growth Portfolio - Service Class 2	113,994	113,994	113,994	125,118	1,645.65	2,634.58
Fidelity® VIP High Income Portfolio - Service Class 2	68,578	68,578	68,578	82,742	16,289.37	3,807.81
Fidelity® VIP Index 500 Portfolio - Service Class 2	13,392	13,392	13,392	11,332	36.22	344.17
Fidelity® VIP Mid Cap Portfolio - Service Class 2	63,810	63,810	63,810	67,077	2,045.19	2,075.59
Fidelity® VIP Real Estate Portfolio - Service Class 2	40,025	40,025	40,025	44,488	2,467.66	1,782.29
Franklin Mutual Shares VIP Fund - Class 2	141,174	141,174	141,174	159,262	9,312.27	8,345.62
Franklin Small Cap Value VIP Fund - Class 2	9,569	9,569	9,569	10,820	763.66	306.16
Franklin U.S. Government Securities VIP Fund - Class 2	135,452	135,452	135,452	158,158	13,292.66	10,950.81
Templeton Global Bond VIP Fund - Class 2	53,958	53,958	53,958	63,990	4,323.54	5,508.09
T. Rowe Price Equity Income Portfolio	25,956	25,956	25,956	25,937	960.98	829.34
T. Rowe Price International Stock Portfolio	168,355	168,355	168,355	194,078	12,910.62	10,368.57

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Variable Account

Statements of Operations

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A & B
American Century VP Capital Appreciation Fund	$-	$(2,612)	$(2,612)	$(3,932)	$42,387	$38,455	$(148,904)	$(113,061)
American Century VP Inflation Protection Bond Fund	1,189	(212)	977	(773)	129	(644)	(3,958)	(3,625)
American Century VP Mid Cap Value Fund	188	(74)	114	83	1,103	1,186	(1,483)	(183)
American Century VP Ultra® Fund	-	(2,521)	(2,521)	5,354	29,934	35,288	(153,080)	(120,313)
American Century VP Value Fund	2,601	(1,134)	1,467	10,180	10,646	20,826	(22,519)	(226)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	374	(1,115)	(741)	761	9,071	9,832	(44,651)	(35,560)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	4,188	(5,593)	(1,405)	(270)	184,705	184,435	(325,228)	(142,198)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,538	(1,726)	(188)	2,562	38,532	41,094	(75,363)	(34,457)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	-	(3,867)	(3,867)	27,002	87,719	114,721	(198,523)	(87,669)
Calvert VP NASDAQ-100 Index Portfolio	928	(4,623)	(3,695)	25,508	23,995	49,503	(267,731)	(221,923)
Calvert VP Russell 2000® Small Cap Index Portfolio	1,519	(1,646)	(127)	914	19,067	19,981	(66,122)	(46,268)
Calvert VP S&P MidCap 400 Index Portfolio	1,774	(1,737)	37	8,478	20,074	28,552	(60,312)	(31,723)
Federated Hermes Government Money Fund II - Service Shares	2,836	(2,176)	660	-	-	-	-	660
Federated Hermes Managed Volatility Fund II - Primary Shares	12,235	(5,906)	6,329	(2,801)	153,399	150,598	(266,302)	(109,375)
Federated Hermes Quality Bond Fund II - Primary Shares	19,132	(6,650)	12,482	(6,678)	11,372	4,694	(99,258)	(82,082)
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,064	(7,269)	(3,205)	20,907	38,727	59,634	(337,429)	(281,000)
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,077	(2,244)	1,833	3,899	4,907	8,806	(26,825)	(16,186)
Fidelity® VIP Growth Portfolio - Initial Class	2,751	(3,993)	(1,242)	17,764	33,191	50,955	(187,848)	(138,135)
Fidelity® VIP High Income Portfolio - Service Class 2	21,240	(3,718)	17,522	(8,114)	-	(8,114)	(66,628)	(57,220)
Fidelity® VIP Index 500 Portfolio - Initial Class	10,362	(6,378)	3,984	33,285	5,582	38,867	(201,588)	(158,737)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,356	(4,534)	(3,178)	5,987	34,535	40,522	(131,716)	(94,372)
Fidelity® VIP Overseas Portfolio - Initial Class	1,763	(1,509)	254	5,411	1,644	7,055	(63,565)	(56,256)
Franklin Global Real Estate VIP Fund - Class 2	5,316	(1,979)	3,337	(494)	15,890	15,396	(89,933)	(71,200)
Franklin Mutual Shares VIP Fund - Class 2	3,532	(1,709)	1,823	(6,443)	21,328	14,885	(34,226)	(17,518)
Franklin Small Cap Value VIP Fund - Class 2	2,691	(2,494)	197	(6,514)	50,785	44,271	(78,273)	(33,805)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(1,855)	(1,855)	(5,584)	54,463	48,879	(146,064)	(99,040)
Franklin U.S. Government Securities VIP Fund - Class 2	7,862	(2,937)	4,925	(6,329)	-	(6,329)	(36,194)	(37,598)
Templeton Growth VIP Fund - Class 2	238	(1,347)	(1,109)	(547)	-	(547)	(19,270)	(20,926)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	3,644	(3,462)	182	7,107	54,774	61,881	(100,243)	(38,180)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	755	(1,499)	(744)	2,455	35,086	37,541	(77,006)	(40,209)
T. Rowe Price All-Cap Opportunities Portfolio	-	(3,572)	(3,572)	4,043	19,683	23,726	(126,252)	(106,098)
T. Rowe Price Equity Income Portfolio	9,251	(4,382)	4,869	(590)	25,603	25,013	(51,564)	(21,682)

See accompanying notes.

EquiTrust Life Variable Account

Statements of Operations (continued)

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Mid-Cap Growth Portfolio	$-	$(2,574)	$(2,574)	$131	$8,510	$8,641	$(89,295)	$(83,228)
T. Rowe Price Moderate Allocation Portfolio	8,485	(4,881)	3,604	(6,006)	10,300	4,294	(129,803)	(121,905)
T. Rowe Price International Stock Portfolio	3,026	(3,423)	(397)	2,433	9,142	11,575	(83,656)	(72,478)
Product C
Calvert VP EAFE International Index Portfolio - Class F	$232	$-	$232	$(8)	$-	$(8)	$(1,334)	$(1,110)
Calvert VP NASDAQ-100 Index Portfolio	15	-	15	17	399	416	(3,904)	(3,473)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	17	-	17	3	219	222	(736)	(497)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	980	-	980	338	11,095	11,433	(27,981)	(15,568)
Columbia VP Small Cap Value Fund - Class 2	281	-	281	(976)	22,044	21,068	(26,988)	(5,639)
DWS International Growth VIP - Class A	7	-	7	13	9	22	(273)	(244)
Federated Hermes Government Money Fund II - Service Shares	23	-	23	-	-	-	-	23
Federated Hermes Managed Volatility Fund II - Primary Shares	3	-	3	(3)	43	40	(71)	(28)
Federated Hermes Quality Bond Fund II - Primary Shares	3,524	-	3,524	(800)	2,094	1,294	(18,739)	(13,921)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	338	-	338	1,155	6,283	7,438	(49,219)	(41,443)
Fidelity® VIP Growth Portfolio - Service Class 2	427	-	427	1,455	9,475	10,930	(48,693)	(37,336)
Fidelity® VIP High Income Portfolio - Service Class 2	3,689	-	3,689	(1,332)	-	(1,332)	(11,489)	(9,132)
Fidelity® VIP Index 500 Portfolio - Service Class 2	173	-	173	140	108	248	(3,401)	(2,980)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	180	-	180	489	4,459	4,948	(16,269)	(11,141)
Fidelity® VIP Real Estate Portfolio - Service Class 2	518	-	518	(11)	1,522	1,511	(18,184)	(16,155)
Franklin Mutual Shares VIP Fund - Class 2	2,691	-	2,691	(1,472)	16,251	14,779	(29,196)	(11,726)
Franklin Small Cap Value VIP Fund - Class 2	95	-	95	(65)	1,790	1,725	(2,876)	(1,056)
Franklin U.S. Government Securities VIP Fund - Class 2	3,252	-	3,252	(1,439)	-	(1,439)	(16,361)	(14,548)
Templeton Global Bond VIP Fund - Class 2	-	-	-	(1,835)	-	(1,835)	(991)	(2,826)
T. Rowe Price Equity Income Portfolio	496	-	496	134	1,341	1,475	(2,878)	(907)
T. Rowe Price International Stock Portfolio	1,360	-	1,360	(1,196)	4,108	2,912	(32,295)	(28,023)

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Product A & B
American Century VP Capital Appreciation Fund	$397,333	$(2,612)	$38,455	$(148,904)	$(113,061)	$11,753	$(19,894)	$(3,834)	$(11,562)	$851	$(22,686)	$(135,747)	$261,586
American Century VP Inflation Protection Bond Fund	26,320	977	(644)	(3,958)	(3,625)	1,534	(3,863)	-	(459)	213	(2,575)	(6,200)	20,120
American Century VP Mid Cap Value Fund	8,535	114	1,186	(1,483)	(183)	1,035	-	-	(1,006)	(19)	10	(173)	8,362
American Century VP Ultra® Fund	369,165	(2,521)	35,288	(153,080)	(120,313)	7,184	-	(4,499)	(11,513)	(21)	(8,849)	(129,162)	240,003
American Century VP Value Fund	150,122	1,467	20,826	(22,519)	(226)	4,951	(7,318)	(7,270)	(6,131)	(12,394)	(28,162)	(28,388)	121,734
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	151,651	(741)	9,832	(44,651)	(35,560)	3,772	-	(32)	(5,855)	(5,988)	(8,103)	(43,663)	107,988
BNY Mellon VIF Appreciation Portfolio - Initial Shares	770,197	(1,405)	184,435	(325,228)	(142,198)	21,670	(14,983)	(10,567)	(23,976)	(3,968)	(31,824)	(174,022)	596,175
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	222,068	(188)	41,094	(75,363)	(34,457)	5,560	(2,089)	-	(7,270)	146	(3,653)	(38,110)	183,958
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	538,450	(3,867)	114,721	(198,523)	(87,669)	20,409	(53,218)	-	(18,009)	1,117	(49,701)	(137,370)	401,080
Calvert VP NASDAQ-100 Index Portfolio	675,550	(3,695)	49,503	(267,731)	(221,923)	6,430	(11,231)	(362)	(25,499)	1,851	(28,811)	(250,734)	424,816
Calvert VP Russell 2000® Small Cap Index Portfolio	220,644	(127)	19,981	(66,122)	(46,268)	9,243	(395)	(4,729)	(6,623)	(67)	(2,571)	(48,839)	171,805
Calvert VP S&P MidCap 400 Index Portfolio	231,900	37	28,552	(60,312)	(31,723)	5,933	(10,189)	(4,658)	(12,406)	(9,677)	(30,997)	(62,720)	169,180
Federated Hermes Government Money Fund II - Service Shares	238,504	660	-	-	660	22,351	(247)	-	(12,332)	13	9,785	10,445	248,949
Federated Hermes Managed Volatility Fund II - Primary Shares	789,294	6,329	150,598	(266,302)	(109,375)	39,648	(58,029)	-	(32,265)	5,474	(45,172)	(154,547)	634,747
Federated Hermes Quality Bond Fund II - Primary Shares	822,868	12,482	4,694	(99,258)	(82,082)	44,979	(34,115)	(3,578)	(39,459)	13,712	(18,461)	(100,543)	722,325
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,076,382	(3,205)	59,634	(337,429)	(281,000)	25,443	(47,965)	(15,157)	(36,133)	(176)	(73,988)	(354,988)	721,394

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Fidelity® VIP Growth & Income Portfolio - Initial Class	$272,141	$1,833	$8,806	$(26,825)	$(16,186)	$10,532	$(7,889)	$(5,510)	$(13,096)	$815	$(15,148)	$(31,334)	$240,807
Fidelity® VIP Growth Portfolio -Initial Class	561,301	(1,242)	50,955	(187,848)	(138,135)	12,039	(35,818)	-	(14,171)	1,477	(36,473)	(174,608)	386,693
Fidelity® VIP High Income Portfolio - Service Class 2	465,762	17,522	(8,114)	(66,628)	(57,220)	22,400	(12,331)	(2,343)	(19,218)	(2,779)	(14,271)	(71,491)	394,271
Fidelity® VIP Index 500 Portfolio -Initial Class	845,897	3,984	38,867	(201,588)	(158,737)	19,534	(28,697)	(1,094)	(23,553)	3,022	(30,788)	(189,525)	656,372
Fidelity® VIP Mid Cap Portfolio -Service Class 2	605,076	(3,178)	40,522	(131,716)	(94,372)	19,733	(18,962)	(11,049)	(21,227)	1,805	(29,700)	(124,072)	481,004
Fidelity® VIP Overseas Portfolio -Initial Class	229,891	254	7,055	(63,565)	(56,256)	9,854	(18,832)	(372)	(8,374)	(198)	(17,922)	(74,178)	155,713
Franklin Global Real Estate VIP Fund - Class 2	264,787	3,337	15,396	(89,933)	(71,200)	15,175	(203)	(64)	(12,311)	(193)	2,404	(68,796)	195,991
Franklin Mutual Shares VIP Fund -Class 2	220,834	1,823	14,885	(34,226)	(17,518)	9,748	(14,127)	(7,782)	(7,507)	(3,579)	(23,247)	(40,765)	180,069
Franklin Small Cap Value VIP Fund - Class 2	357,761	197	44,271	(78,273)	(33,805)	12,320	(55,768)	(2,234)	(12,007)	2,070	(55,619)	(89,424)	268,337
Franklin Small-Mid Cap Growth VIP Fund - Class 2	292,713	(1,855)	48,879	(146,064)	(99,040)	9,203	(14,429)	(6,643)	(9,250)	7,019	(14,100)	(113,140)	179,573
Franklin U.S. Government Securities VIP Fund - Class 2	362,792	4,925	(6,329)	(36,194)	(37,598)	16,833	(14,613)	(2,258)	(16,977)	(3,247)	(20,262)	(57,860)	304,932
Templeton Growth VIP Fund -Class 2	167,976	(1,109)	(547)	(19,270)	(20,926)	9,866	(5,279)	-	(6,603)	79	(1,937)	(22,863)	145,113
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	442,275	182	61,881	(100,243)	(38,180)	15,282	(15,462)	(12,830)	(17,038)	(1,919)	(31,967)	(70,147)	372,128
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	198,765	(744)	37,541	(77,006)	(40,209)	5,357	(3,625)	-	(6,644)	6,101	1,189	(39,020)	159,745
T. Rowe Price All-Cap Opportunities Portfolio	486,425	(3,572)	23,726	(126,252)	(106,098)	9,532	-	(4,515)	(14,594)	(17,304)	(26,881)	(132,979)	353,446
T. Rowe Price Equity Income Portfolio	507,472	4,869	25,013	(51,564)	(21,682)	19,939	-	-	(22,343)	11,151	8,747	(12,935)	494,537

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
T. Rowe Price Mid-Cap Growth Portfolio	$357,746	$(2,574)	$8,641	$(89,295)	$(83,228)	$7,181	$-	$-	$(8,992)	$-	$(1,811)	$(85,039)	$272,707
T. Rowe Price Moderate Allocation Portfolio	647,278	3,604	4,294	(129,803)	(121,905)	30,471	(22,473)	(593)	(25,880)	(6,247)	(24,722)	(146,627)	500,651
T. Rowe Price International Stock Portfolio	451,436	(397)	11,575	(83,656)	(72,478)	19,626	(16,362)	(12,918)	(17,139)	21,819	(4,974)	(77,452)	373,984
Product C
Calvert VP EAFE International Index Portfolio - Class F	$7,477	$232	$(8)	$(1,334)	$(1,110)	$239	$-	$-	$(99)	$-	$140	$(970)	$6,507
Calvert VP NASDAQ-100 Index Portfolio	10,586	15	416	(3,904)	(3,473)	238	-	-	(126)	-	112	(3,361)	7,225
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	2,374	17	222	(736)	(497)	151	-	-	(35)	-	116	(381)	1,993
Calvert VP S&P MidCap 400 Index Portfolio - Class F	113,693	980	11,433	(27,981)	(15,568)	7,858	-	-	(5,531)	140	2,467	(13,101)	100,592
Columbia VP Small Cap Value Fund - Class 2	61,791	281	21,068	(26,988)	(5,639)	4,524	-	-	(3,107)	(272)	1,145	(4,494)	57,297
DWS International Growth VIP -Class A	849	7	22	(273)	(244)	104	-	-	(63)	-	41	(203)	646
Federated Hermes Government Money Fund II - Service Shares	1,890	23	-	-	23	270	-	-	(137)	-	133	156	2,046
Federated Hermes Managed Volatility Fund II - Primary Shares	204	3	40	(71)	(28)	30	-	-	(18)	-	12	(16)	188
Federated Hermes Quality Bond Fund II - Primary Shares	148,889	3,524	1,294	(18,739)	(13,921)	12,112	-	-	(7,679)	(1,587)	2,846	(11,075)	137,814
Fidelity® VIP Contrafund® Portfolio - Service Class 2	155,399	338	7,438	(49,219)	(41,443)	9,350	-	-	(6,474)	(1,650)	1,226	(40,217)	115,182
Fidelity® VIP Growth Portfolio - Service Class 2	150,245	427	10,930	(48,693)	(37,336)	8,926	-	-	(6,102)	(1,739)	1,085	(36,251)	113,994
Fidelity® VIP High Income Portfolio - Service Class 2	77,898	3,689	(1,332)	(11,489)	(9,132)	5,675	-	-	(3,669)	(2,194)	(188)	(9,320)	68,578
Fidelity® VIP Index 500 Portfolio - Service Class 2	16,066	173	248	(3,401)	(2,980)	614	-	-	(308)	-	306	(2,674)	13,392

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$73,695	$180	$4,948	$(16,269)	$(11,141)	$4,461	$-	$-	$(2,882)	$(323)	$1,256	$(9,885)	$63,810
Fidelity® VIP Real Estate Portfolio - Service Class 2	60,821	518	1,511	(18,184)	(16,155)	3,731	-	-	(2,501)	(5,871)	(4,641)	(20,796)	40,025
Franklin Mutual Shares VIP Fund - Class 2	156,847	2,691	14,779	(29,196)	(11,726)	12,159	-	-	(8,808)	(7,298)	(3,947)	(15,673)	141,174
Franklin Small Cap Value VIP Fund - Class 2	10,428	95	1,725	(2,876)	(1,056)	390	-	-	(193)	-	197	(859)	9,569
Franklin U.S. Government Securities VIP Fund - Class 2	147,520	3,252	(1,439)	(16,361)	(14,548)	12,044	-	-	(7,677)	(1,887)	2,480	(12,068)	135,452
Templeton Global Bond VIP Fund - Class 2	56,904	-	(1,835)	(991)	(2,826)	5,056	-	-	(3,393)	(1,783)	(120)	(2,946)	53,958
T. Rowe Price Equity Income Portfolio	28,645	496	1,475	(2,878)	(907)	1,260	-	-	(546)	(2,496)	(1,782)	(2,689)	25,956
T. Rowe Price International Stock Portfolio	175,110	1,360	2,912	(32,295)	(28,023)	13,074	-	-	(8,579)	16,773	21,268	(6,755)	168,355

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Product A & B
American Century VP Capital Appreciation Fund	$376,121	$(3,492)	$58,223	$(17,949)	$36,782	$12,753	$(24,025)	$-	$(12,550)	$8,252	$(15,570)	$21,212	$397,333
American Century VP Inflation Protection Bond Fund	28,246	615	(483)	1,133	1,265	1,865	(4,580)	-	(476)	-	(3,191)	(1,926)	26,320
American Century VP Mid Cap Value Fund	7,228	23	252	1,322	1,597	1,035	(359)	-	(950)	(16)	(290)	1,307	8,535
American Century VP Ultra® Fund	346,594	(3,286)	64,857	11,603	73,174	10,279	(53,062)	-	(11,711)	3,891	(50,603)	22,571	369,165
American Century VP Value Fund	141,474	1,251	14,322	17,099	32,672	5,721	(6,431)	-	(5,970)	(17,344)	(24,024)	8,648	150,122
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	122,811	(410)	4,212	27,360	31,162	3,916	-	(135)	(6,103)	-	(2,322)	28,840	151,651
BNY Mellon VIF Appreciation Portfolio - Initial Shares	666,273	(3,428)	84,673	88,443	169,688	21,536	(58,036)	(935)	(24,161)	(4,168)	(65,764)	103,924	770,197
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	181,731	(870)	17,306	27,974	44,410	5,672	(3,036)	-	(6,709)	-	(4,073)	40,337	222,068
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	487,117	(4,246)	23,270	55,417	74,441	18,919	(24,998)	(1,446)	(17,686)	2,103	(23,108)	51,333	538,450
Calvert VP NASDAQ-100 Index Portfolio	604,835	(3,998)	99,046	50,835	145,883	7,943	(54,626)	(141)	(23,421)	(4,923)	(75,168)	70,715	675,550
Calvert VP Russell 2000® Small Cap Index Portfolio	192,175	(293)	7,843	18,161	25,711	9,981	-	(572)	(6,488)	(163)	2,758	28,469	220,644
Calvert VP S&P MidCap 400 Index Portfolio	192,287	(111)	12,149	32,267	44,305	6,515	-	(2,980)	(11,562)	3,335	(4,692)	39,613	231,900
Federated Hermes Government Money Fund II - Service Shares	232,091	(2,100)	-	-	(2,100)	22,148	(3,748)	-	(9,828)	(59)	8,513	6,413	238,504
Federated Hermes Managed Volatility Fund II - Primary Shares	674,552	6,327	(2,596)	113,803	117,534	39,421	(8,259)	-	(28,708)	(5,246)	(2,792)	114,742	789,294
Federated Hermes Quality Bond Fund II - Primary Shares	819,344	12,652	7,376	(38,974)	(18,946)	46,644	(15,727)	-	(38,254)	29,807	22,470	3,524	822,868
Fidelity® VIP Contrafund® Portfolio - Initial Class	930,603	(8,329)	159,423	83,561	234,655	29,419	(78,097)	(1,639)	(38,783)	224	(88,876)	145,779	1,076,382

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Growth & Income Portfolio - Initial Class	$242,060	$4,191	$24,006	$29,471	$57,668	$13,103	$(31,291)	$-	$(12,479)	$3,080	$(27,587)	$30,081	$272,141
Fidelity® VIP Growth Portfolio - Initial Class	492,960	(4,794)	141,553	(31,195)	105,564	13,925	(36,524)	(603)	(14,295)	274	(37,223)	68,341	561,301
Fidelity® VIP High Income Portfolio - Service Class 2	443,175	20,257	(4,527)	(905)	14,825	23,598	(18,516)	(1,538)	(17,691)	21,909	7,762	22,587	465,762
Fidelity® VIP Index 500 Portfolio - Initial Class	706,548	2,666	60,380	127,055	190,101	21,520	(47,603)	(1,467)	(22,078)	(1,124)	(50,752)	139,349	845,897
Fidelity® VIP Mid Cap Portfolio - Service Class 2	602,849	(3,521)	127,314	10,704	134,497	22,221	(102,481)	(4,120)	(23,411)	(24,479)	(132,270)	2,227	605,076
Fidelity® VIP Overseas Portfolio - Initial Class	209,345	(819)	24,150	14,144	37,475	10,145	(16,099)	(1,241)	(9,662)	(72)	(16,929)	20,546	229,891
Franklin Global Real Estate VIP Fund - Class 2	220,656	(22)	7,067	47,830	54,875	13,576	(5,308)	(2,465)	(11,163)	(5,384)	(10,744)	44,131	264,787
Franklin Mutual Shares VIP Fund - Class 2	190,226	4,359	(1,481)	31,689	34,567	10,305	(2,871)	-	(7,334)	(4,059)	(3,959)	30,608	220,834
Franklin Small Cap Value VIP Fund - Class 2	296,054	353	3,781	67,727	71,861	11,066	(619)	(782)	(11,152)	(8,667)	(10,154)	61,707	357,761
Franklin Small-Mid Cap Growth VIP Fund - Class 2	277,804	(2,613)	37,692	(10,856)	24,223	9,546	(8,167)	(1,296)	(11,390)	1,993	(9,314)	14,909	292,713
Franklin U.S. Government Securities VIP Fund - Class 2	331,133	5,751	(2,003)	(13,344)	(9,596)	17,666	(15,398)	(163)	(15,253)	54,403	41,255	31,659	362,792
Templeton Growth VIP Fund - Class 2	172,031	375	1,414	4,538	6,327	9,104	(12,297)	(392)	(6,989)	192	(10,382)	(4,055)	167,976
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	367,757	(79)	37,164	67,834	104,919	17,353	(9,332)	(748)	(15,504)	(22,170)	(30,401)	74,518	442,275
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	170,690	(750)	10,115	24,809	34,174	5,729	(4,731)	-	(6,949)	(148)	(6,099)	28,075	198,765
T. Rowe Price All-Cap Opportunities Portfolio	444,816	(4,296)	115,390	(25,817)	85,277	11,472	(34,602)	(9,604)	(14,486)	3,552	(43,668)	41,609	486,425
T. Rowe Price Equity Income Portfolio	451,758	3,516	41,577	62,420	107,513	19,814	(49,072)	(734)	(20,436)	(1,371)	(51,799)	55,714	507,472

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price Mid-Cap Growth Portfolio	$377,621	$(3,583)	$56,588	$(3,361)	$49,644	$7,914	$(66,457)	$(538)	$(10,289)	$(149)	$(69,519)	$(19,875)	$357,746
T. Rowe Price Moderate Allocation Portfolio	597,633	557	62,948	(9,671)	53,834	30,649	(7,026)	(3,696)	(26,323)	2,207	(4,189)	49,645	647,278
T. Rowe Price International Stock Portfolio	453,651	(1,440)	38,363	(35,112)	1,811	19,646	(6,974)	-	(17,661)	963	(4,026)	(2,215)	451,436
Product C
Calvert VP EAFE International Index Portfolio - Class F	$6,591	$129	$13	$561	$703	$320	$-	$-	$(137)	$-	$183	$886	$7,477
Calvert VP NASDAQ-100 Index Portfolio	8,218	26	573	1,625	2,224	320	-	-	(176)	-	144	2,368	10,586
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	2,003	18	81	189	288	138	-	-	(55)	-	83	371	2,374
Calvert VP S&P MidCap 400 Index Portfolio - Class F	109,149	894	9,007	15,822	25,723	7,897	-	-	(6,509)	(22,567)	(21,179)	4,544	113,693
Columbia VP Small Cap Value Fund - Class 2	67,171	299	5,022	14,385	19,706	4,550	-	-	(3,852)	(25,784)	(25,086)	(5,380)	61,791
DWS International Growth VIP - Class A	765	3	43	16	62	104	-	-	(82)	-	22	84	849
Federated Hermes Government Money Fund II - Service Shares	1,690	-	-	-	-	333	-	-	(133)	-	200	200	1,890
Federated Hermes Managed Volatility Fund II - Primary Shares	162	3	4	24	31	30	-	-	(19)	-	11	42	204
Federated Hermes Quality Bond Fund II - Primary Shares	117,908	2,914	999	(5,708)	(1,795)	12,531	-	-	(8,278)	28,523	32,776	30,981	148,889
Fidelity® VIP Contrafund® Portfolio - Service Class 2	120,837	36	19,524	13,718	33,278	9,458	-	-	(7,592)	(582)	1,284	34,562	155,399
Fidelity® VIP Growth Portfolio -Service Class 2	129,717	-	36,159	(7,705)	28,454	9,080	-	-	(7,406)	(9,600)	(7,926)	20,528	150,245
Fidelity® VIP High Income Portfolio - Service Class 2	62,720	3,929	(283)	(646)	3,000	5,880	-	-	(3,997)	10,295	12,178	15,178	77,898
Fidelity® VIP Index 500 Portfolio - Service Class 2	12,258	150	294	3,050	3,494	677	-	-	(363)	-	314	3,808	16,066

See accompanying notes.

EquiTrust Life Variable Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of policy loans	Transfers of cost of insurance and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$69,750	$250	$15,174	$1,399	$16,823	$4,612	$-	$-	$(3,537)	$(13,953)	$(12,878)	$3,945	$73,695
Fidelity® VIP Real Estate Portfolio - Service Class 2	41,280	497	395	15,613	16,505	3,733	-	-	(2,886)	2,189	3,036	19,541	60,821
Franklin Mutual Shares VIP Fund - Class 2	140,462	4,357	(1,864)	24,448	26,941	12,139	-	-	(9,751)	(12,944)	(10,556)	16,385	156,847
Franklin Small Cap Value VIP Fund - Class 2	8,129	99	261	1,711	2,071	459	-	-	(231)	-	228	2,299	10,428
Franklin U.S. Government Securities VIP Fund - Class 2	109,963	3,534	(442)	(5,462)	(2,370)	12,475	-	-	(8,093)	35,545	39,927	37,557	147,520
Templeton Global Bond VIP Fund - Class 2	42,910	-	(916)	(1,732)	(2,648)	5,153	-	-	(3,444)	14,933	16,642	13,994	56,904
T. Rowe Price Equity Income Portfolio	23,663	421	2,455	3,163	6,039	1,336	-	-	(710)	(1,683)	(1,057)	4,982	28,645
T. Rowe Price International Stock Portfolio	174,083	1,063	13,836	(12,377)	2,522	13,208	-	-	(10,053)	(4,650)	(1,495)	1,027	175,110

See accompanying notes.

EquiTrust Life Variable Account

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Variable Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for flexible premium variable life insurance policies (Product A), flexible premium last survivor variable life insurance policies (Product B) and variable universal life insurance policies (Product C) issued by the Company. The Company discontinued underwriting new sales of all variable life insurance products but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the life insurance policies is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible policy owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible policy owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	A & B
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F	C
Calvert VP NASDAQ-100 Index Portfolio	A, B & C
Calvert VP Russell 2000® Small Cap Index Portfolio	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1 (1)	C
Columbia VP Select Mid Cap Value Fund - Class 1 (1)	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2 (1)	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A (1)	C

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2 (1)	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (1)	A, B & C
T. Rowe Price Equity Income Portfolio	A & B
T. Rowe Price Mid-Cap Growth Portfolio	A, B & C
T. Rowe Price Moderate Allocation Portfolio (1)	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

(1)	Product C subaccount was inactive during 2022 and 2021; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2022, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 0.90% of the average daily net asset value of the Account for Product A and B, included in the Statements of Operations. Product C assesses a monthly risk charge at a rate of 0.12% based on the accumulated value of the policy for the first ten policy years, then 0.03% monthly thereafter, included in Transfers of cost of insurance and other charges on the Statements of Changes in Net Assets. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

Premium Expense Charge: Premiums paid by the policyholders are reduced by a 7% premium expense charge for each premium up to the target premium and 7% of each premium over the target premium for Product A. (Product A policies issued prior to May 1, 2006, the premium expense charge is 7% of each premium up to the target premium, as defined in the prospectus, and 2% for each premium over the target premium.) Premiums paid by the policyholders are reduced by a 7% premium expense charge up to the target premium, as defined in the prospectus and 2% for each premium over the target premium for Product B. The charge is used to compensate the Company for expenses incurred in connection with the distribution of the policies and for premium taxes imposed by various states and political subdivisions. Product C is not assessed a premium expense charge.

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

Cost of Insurance and Policy Charges: The Company assumes the responsibility for providing insurance benefits included in the policy. The cost of insurance is determined each month based upon the applicable insurance rate and current net amount at risk. A policy expense charge of $7, $10, and $10 for Product A, B and C, respectively, is deducted monthly for the administration of policies and the Account. (Product A policies purchased prior to May 1, 2006, a $5 expense charge is deducted monthly for administration of policies and the Account.) The policy expense charge assessed on Product C is deducted monthly for the first ten policy years.

Product B applies an additional monthly charge of $.03 per $1,000 of the Specified Amount (amount of insurance selected) for the administration of policies and the Account. Product C applies an additional monthly charge per $1,000 (determined by the Specified Amount and age of the insured) of the Specified Amount or increase in the Specified Amount for the first ten policy years.

The aggregate cost of insurance and policy charges can vary from month to month since the determination of both the insurance rate and the current net amount at risk depends on a number of variables as described in the Account’s prospectus.

Other Charges: A transfer charge ($25 for Product A and B and $10 for Product C) may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one policy year. In the event of a partial withdrawal, a fee equal to the lesser of $25 or 2% of the accumulated value withdrawn will be imposed. A surrender charge is applicable for all full policy surrenders or lapses in the first ten years of the policy or within ten years following an increase in minimum death benefit for Products A and B and applicable for all full policy surrenders or lapses in the first fifteen years of the policy or within fifteen years following an increase in minimum death benefit for Product C. This surrender charge is based on a number of variables as described in the Account’s prospectus.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2022:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Products A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$48,934	$31,845
American Century VP Inflation Protection Bond Fund	2,794	4,263
American Century VP Mid Cap Value Fund	2,111	884
American Century VP Ultra® Fund	33,525	14,961
American Century VP Value Fund	15,889	31,938

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	12,237	12,010

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	198,138	46,662
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	42,665	7,974
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	98,649	64,498

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	28,298	36,809
Calvert VP Russell 2000® Small Cap Index Portfolio	27,649	11,280
Calvert VP S&P MidCap 400 Index Portfolio	25,109	35,995

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	17,573	7,128
Federated Hermes Managed Volatility Fund II - Primary Shares	191,610	77,054
Federated Hermes Quality Bond Fund II - Primary Shares	69,567	64,174

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	54,208	92,674
Fidelity® VIP Growth & Income Portfolio - Initial Class	14,803	23,211
Fidelity® VIP Growth Portfolio - Initial Class	43,063	47,587
Fidelity® VIP High Income Portfolio - Service Class 2	34,923	31,672
Fidelity® VIP Index 500 Portfolio - Initial Class	28,416	49,638
Fidelity® VIP Mid Cap Portfolio - Service Class 2	47,324	45,667
Fidelity® VIP Overseas Portfolio - Initial Class	9,963	25,987

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$30,900	$9,269
Franklin Mutual Shares VIP Fund - Class 2	31,101	31,197
Franklin Small Cap Value VIP Fund - Class 2	62,011	66,648
Franklin Small-Mid Cap Growth VIP Fund - Class 2	65,793	27,285
Franklin U.S. Government Securities VIP Fund - Class 2	16,310	31,647
Templeton Growth VIP Fund - Class 2	7,313	10,359

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	73,282	50,293
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	45,435	9,904

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	26,105	36,875
T. Rowe Price Equity Income Portfolio	58,786	19,567
T. Rowe Price Mid-Cap Growth Portfolio	12,062	7,937
T. Rowe Price Moderate Allocation Portfolio	36,696	47,514

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	46,844	43,073

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$471	$99
Calvert VP NASDAQ-100 Index Portfolio	652	126
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	396	44
Calvert VP S&P MidCap 400 Index Portfolio - Class F	19,395	4,853

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	26,108	2,638

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	120	63

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	293	137
Federated Hermes Managed Volatility Fund II - Primary Shares	76	18
Federated Hermes Quality Bond Fund II - Primary Shares	15,652	7,188

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$14,101	$6,254
Fidelity® VIP Growth Portfolio - Service Class 2	17,042	6,055
Fidelity® VIP High Income Portfolio - Service Class 2	8,319	4,818
Fidelity® VIP Index 500 Portfolio - Service Class 2	884	297
Fidelity® VIP Mid Cap Portfolio - Service Class 2	8,350	2,455
Fidelity® VIP Real Estate Portfolio - Service Class 2	5,095	7,696

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	28,685	13,690
Franklin Small Cap Value VIP Fund - Class 2	2,262	180
Franklin U.S. Government Securities VIP Fund - Class 2	13,214	7,482
Templeton Global Bond VIP Fund - Class 2	4,140	4,260

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	2,968	2,913

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	34,257	7,521

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2022 and 2021:

	Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Products A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	172	694	(522)	282	577	(295)
American Century VP Inflation Protection Bond Fund	97	280	(183)	112	324	(212)
American Century VP Mid Cap Value Fund	24	23	1	23	31	(8)
American Century VP Ultra® Fund	85	258	(173)	195	1,036	(841)
American Century VP Value Fund	107	1,102	(995)	260	1,131	(871)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	92	345	(253)	93	157	(64)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	245	913	(668)	309	1,592	(1,283)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	88	194	(106)	94	200	(106)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	356	1,703	(1,347)	423	1,027	(604)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	62	493	(431)	88	1,023	(935)
Calvert VP Russell 2000® Small Cap Index Portfolio	189	241	(52)	229	177	52
Calvert VP S&P MidCap 400 Index Portfolio	68	638	(570)	135	220	(85)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	1,693	652	1,041	1,705	805	900
Federated Hermes Managed Volatility Fund II - Primary Shares	1,594	3,901	(2,307)	1,409	1,557	(148)
Federated Hermes Quality Bond Fund II - Primary Shares	3,499	5,012	(1,513)	5,262	3,545	1,717

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	228	1,422	(1,194)	338	1,721	(1,383)
Fidelity® VIP Growth & Income Portfolio - Initial Class	172	583	(411)	343	1,090	(747)
Fidelity® VIP Growth Portfolio - Initial Class	168	906	(738)	175	844	(669)
Fidelity® VIP High Income Portfolio - Service Class 2	553	1,062	(509)	1,379	1,124	255
Fidelity® VIP Index 500 Portfolio - Initial Class	327	1,035	(708)	457	1,523	(1,066)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	216	713	(497)	286	2,366	(2,080)
Fidelity® VIP Overseas Portfolio - Initial Class	274	929	(655)	248	802	(554)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	506	399	107	436	935	(499)
Franklin Mutual Shares VIP Fund - Class 2	247	1,072	(825)	369	498	(129)
Franklin Small Cap Value VIP Fund - Class 2	185	1,210	(1,025)	159	342	(183)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	324	700	(376)	219	415	(196)
Franklin U.S. Government Securities VIP Fund - Class 2	675	2,113	(1,438)	4,133	1,464	2,669
Templeton Growth VIP Fund - Class 2	373	485	(112)	446	926	(480)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	262	773	(511)	301	776	(475)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	230	209	21	77	205	(128)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	120	558	(438)	181	811	(630)
T. Rowe Price Equity Income Portfolio	597	396	201	285	1,543	(1,258)
T. Rowe Price Mid-Cap Growth Portfolio	47	68	(21)	40	686	(646)
T. Rowe Price Moderate Allocation Portfolio	523	1,179	(656)	487	592	(105)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,856	1,996	(140)	873	1,052	(179)

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	26	11	15	31	14	17
Calvert VP NASDAQ-100 Index Portfolio	13	7	6	14	8	6
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	5	1	4	4	2	2
Calvert VP S&P MidCap 400 Index Portfolio - Class F	358	243	115	277	1,239	(962)

Columbia Variable Products, Inc.:
Columbia VP Small Cap Value Fund - Class 2	136	97	39	120	955	(835)

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	6	4	2	5	4	1

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	26	13	13	33	13	20
Federated Hermes Managed Volatility Fund II - Primary Shares	2	1	1	2	1	1
Federated Hermes Quality Bond Fund II - Primary Shares	761	549	212	2,724	423	2,301

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	194	167	27	168	140	28
Fidelity® VIP Growth Portfolio - Service Class 2	148	130	18	128	288	(160)
Fidelity® VIP High Income Portfolio - Service Class 2	248	260	(12)	748	136	612
Fidelity® VIP Index 500 Portfolio - Service Class 2	14	7	7	17	9	8
Fidelity® VIP Mid Cap Portfolio - Service Class 2	117	79	38	105	484	(379)
Fidelity® VIP Real Estate Portfolio - Service Class 2	117	293	(176)	193	78	115

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	562	799	(237)	538	1,115	(577)
Franklin Small Cap Value VIP Fund - Class 2	12	6	6	14	7	7
Franklin U.S. Government Securities VIP Fund - Class 2	776	588	188	3,310	424	2,886
Templeton Global Bond VIP Fund - Class 2	421	434	(13)	1,799	234	1,565

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	35	91	(56)	37	70	(33)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	1,749	459	1,290	506	572	(66)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Products A and B:
American Century VP Capital Appreciation Fund:
2022	6,360	$41.13	$261,586	-%	0.90%	(28.75)%
2021	6,882	57.73	397,333	-	0.90	10.17
2020	7,177	52.40	376,121	-	0.90	41.16
2019	7,429	37.12	275,752	-	0.90	34.35
2018	7,489	27.63	206,891	-	0.90	(6.02)
American Century VP Inflation Protection Bond Fund:
2022	1,406	14.31	20,120	5.00	0.90	(13.64)
2021	1,589	16.57	26,320	3.32	0.90	5.68
2020	1,801	15.68	28,246	1.64	0.90	8.81
2019	1,713	14.41	24,687	2.59	0.90	8.18
2018	1,618	13.32	21,544	3.13	0.90	(3.41)
American Century VP Mid Cap Value Fund:
2022	232	36.11	8,362	2.25	0.90	(2.06)
2021	231	36.87	8,535	1.16	0.90	22.09
2020	239	30.20	7,228	1.89	0.90	0.30
2019	197	30.11	5,935	2.05	0.90	28.02
2018	195	23.52	4,575	1.41	0.90	(13.62)
American Century VP Ultra® Fund:
2022	5,587	42.95	240,003	-	0.90	(32.98)
2021	5,760	64.09	369,165	-	0.90	22.08
2020	6,601	52.50	346,594	-	0.90	48.51
2019	6,075	35.35	214,792	-	0.90	33.35
2018	5,779	26.51	153,165	0.25	0.90	(0.11)
American Century VP Value Fund:
2022	4,349	27.99	121,734	2.05	0.90	(0.36)
2021	5,344	28.09	150,122	1.73	0.90	23.42
2020	6,215	22.76	141,474	2.44	0.90	0.04
2019	5,660	22.75	128,746	2.12	0.90	25.90
2018	5,798	18.07	104,757	1.64	0.90	(9.97)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2022	3,578	30.18	107,988	0.30	0.90	(23.75)
2021	3,831	39.58	151,651	0.60	0.90	25.53
2020	3,895	31.53	122,811	0.94	0.90	22.78
2019	4,297	25.68	110,369	1.26	0.90	32.78
2018	5,222	19.34	100,987	1.50	0.90	(5.47)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2022	13,599	$43.84	$596,175	0.67%	0.90%	(18.78)%
2021	14,267	53.98	770,197	0.43	0.90	26.00
2020	15,550	42.84	666,273	0.78	0.90	22.58
2019	18,061	34.95	631,274	1.16	0.90	34.89
2018	19,728	25.91	511,191	1.24	0.90	(7.70)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2022	5,505	33.41	183,958	0.80	0.90	(15.59)
2021	5,611	39.58	222,068	0.48	0.90	24.50
2020	5,717	31.79	181,731	0.77	0.90	23.50
2019	6,472	25.74	166,554	1.07	0.90	28.00
2018	6,705	20.11	134,844	0.80	0.90	(5.54)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2022	12,312	32.58	401,080	-	0.90	(17.35)
2021	13,659	39.42	538,450	0.11	0.90	15.43
2020	14,263	34.15	487,117	0.66	0.90	18.82
2019	15,494	28.74	445,365	-	0.90	20.65
2018	16,377	23.82	390,015	-	0.90	(19.80)
Calvert VP NASDAQ-100 Index Portfolio:
2022	7,002	60.67	424,816	0.18	0.90	(33.25)
2021	7,433	90.89	675,550	0.27	0.90	25.75
2020	8,368	72.28	604,835	0.41	0.90	46.91
2019	11,295	49.20	555,758	0.53	0.90	37.55
2018	12,077	35.77	432,034	0.55	0.90	(1.38)
Calvert VP Russell 2000® Small Cap Index Portfolio:
2022	4,460	38.52	171,805	0.83	0.90	(21.23)
2021	4,512	48.90	220,644	0.76	0.90	13.51
2020	4,460	43.08	192,175	0.92	0.90	18.55
2019	6,014	36.34	218,531	0.93	0.90	23.98
2018	6,010	29.31	176,152	1.07	0.90	(12.03)
Calvert VP S&P MidCap 400 Index Portfolio:
2022	3,215	52.63	169,180	0.91	0.90	(14.10)
2021	3,785	61.27	231,900	0.85	0.90	23.30
2020	3,870	49.69	192,287	1.23	0.90	12.29
2019	5,177	44.25	229,048	1.17	0.90	24.72
2018	5,316	35.48	188,603	1.15	0.90	(12.13)
Federated Hermes Government Money Fund II - Service Shares:
2022	26,364	9.44	248,949	1.17	0.90	0.21
2021	25,323	9.42	238,504	-	0.90	(0.84)
2020	24,423	9.50	232,091	0.14	0.90	(0.73)
2019	14,592	9.57	139,639	1.64	0.90	0.74
2018	15,491	9.50	147,158	1.24	0.90	0.32

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2022	36,682	$17.30	$634,747	1.85%	0.90%	(14.53)%
2021	38,989	20.24	789,294	1.75	0.90	17.40
2020	39,137	17.24	674,552	2.79	0.90	0.06
2019	46,169	17.23	795,519	2.08	0.90	19.16
2018	47,781	14.46	690,936	2.06	0.90	(9.28)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	62,203	11.61	722,325	2.57	0.90	(10.07)
2021	63,716	12.91	822,868	2.43	0.90	(2.34)
2020	61,999	13.22	819,344	2.77	0.90	7.22
2019	66,273	12.33	817,367	2.92	0.90	8.44
2018	68,995	11.37	784,498	3.05	0.90	(1.47)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2022	13,309	54.20	721,394	0.50	0.90	(26.97)
2021	14,503	74.22	1,076,382	0.06	0.90	26.70
2020	15,886	58.58	930,603	0.26	0.90	29.40
2019	20,636	45.27	934,231	0.46	0.90	30.42
2018	21,524	34.71	747,207	0.70	0.90	(7.24)
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2022	6,360	37.86	240,807	1.62	0.90	(5.80)
2021	6,771	40.19	272,141	2.43	0.90	24.81
2020	7,518	32.20	242,060	2.14	0.90	6.87
2019	8,093	30.13	243,794	3.54	0.90	28.93
2018	8,079	23.37	188,830	0.35	0.90	(9.80)
Fidelity® VIP Growth Portfolio - Initial Class:
2022	8,494	45.52	386,693	0.62	0.90	(25.13)
2021	9,232	60.80	561,301	-	0.90	22.11
2020	9,901	49.79	492,960	0.07	0.90	42.62
2019	9,474	34.91	330,768	0.27	0.90	33.09
2018	9,563	26.23	250,813	0.24	0.90	(1.06)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	14,914	26.44	394,271	5.11	0.90	(12.45)
2021	15,423	30.20	465,762	5.36	0.90	3.35
2020	15,168	29.22	443,175	5.04	0.90	1.53
2019	15,341	28.78	441,558	5.13	0.90	13.75
2018	15,611	25.30	395,026	5.54	0.90	(4.49)
Fidelity® VIP Index 500 Portfolio - Initial Class:
2022	15,860	41.39	656,372	1.45	0.90	(18.94)
2021	16,568	51.06	845,897	1.23	0.90	27.43
2020	17,634	40.07	706,548	1.75	0.90	17.20
2019	18,520	34.19	633,227	2.00	0.90	30.20
2018	18,823	26.26	494,381	1.86	0.90	(5.37)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	8,265	$58.20	$481,004	0.27%	0.90%	(15.73)%
2021	8,762	69.06	605,076	0.35	0.90	24.21
2020	10,842	55.60	602,849	0.41	0.90	16.81
2019	14,351	47.60	683,146	0.67	0.90	22.08
2018	15,210	38.99	593,103	0.40	0.90	(15.55)
Fidelity® VIP Overseas Portfolio - Initial Class:
2022	6,241	24.95	155,713	1.05	0.90	(25.16)
2021	6,896	33.34	229,891	0.53	0.90	18.65
2020	7,450	28.10	209,345	0.39	0.90	14.60
2019	13,614	24.52	333,877	1.75	0.90	26.59
2018	13,628	19.37	263,922	1.58	0.90	(15.56)
Franklin Global Real Estate VIP Fund - Class 2:
2022	10,688	18.34	195,991	2.40	0.90	(26.70)
2021	10,581	25.02	264,787	0.89	0.90	25.67
2020	11,080	19.91	220,656	3.11	0.90	(6.26)
2019	13,128	21.24	278,812	2.63	0.90	21.30
2018	14,731	17.51	257,949	2.68	0.90	(7.60)
Franklin Mutual Shares VIP Fund - Class 2:
2022	6,592	27.31	180,069	1.85	0.90	(8.26)
2021	7,417	29.77	220,834	2.93	0.90	18.09
2020	7,546	25.21	190,226	2.95	0.90	(5.90)
2019	7,090	26.79	189,907	1.87	0.90	21.50
2018	7,322	22.05	161,456	2.37	0.90	(9.89)
Franklin Small Cap Value VIP Fund - Class 2:
2022	5,440	49.32	268,337	0.96	0.90	(10.86)
2021	6,465	55.33	357,761	1.00	0.90	24.25
2020	6,648	44.53	296,054	1.48	0.90	4.24
2019	6,778	42.72	289,558	1.06	0.90	25.21
2018	7,447	34.12	254,040	0.90	0.90	(13.64)
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2022	5,279	34.02	179,573	-	0.90	(34.27)
2021	5,655	51.76	292,713	-	0.90	9.04
2020	5,851	47.47	277,804	-	0.90	53.67
2019	6,748	30.89	208,423	-	0.90	30.28
2018	7,851	23.71	186,162	-	0.90	(6.21)
Franklin U.S. Government Securities VIP Fund - Class 2:
2022	22,403	13.61	304,932	2.39	0.90	(10.58)
2021	23,841	15.22	362,792	2.52	0.90	(2.69)
2020	21,172	15.64	331,133	3.32	0.90	2.89
2019	27,581	15.20	419,195	2.88	0.90	4.32
2018	27,678	14.57	403,364	2.75	0.90	(0.61)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Templeton Growth VIP Fund - Class 2:
2022	7,336	$19.78	$145,113	0.16%	0.90%	(12.28)%
2021	7,448	22.55	167,976	1.10	0.90	3.92
2020	7,928	21.70	172,031	2.96	0.90	4.88
2019	7,815	20.69	161,735	2.74	0.90	14.12
2018	7,740	18.13	140,347	1.97	0.90	(15.64)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2022	6,240	59.63	372,128	0.94	0.90	(8.98)
2021	6,751	65.51	442,275	0.88	0.90	28.73
2020	7,226	50.89	367,757	1.48	0.90	(0.53)
2019	7,102	51.16	363,368	1.58	0.90	25.64
2018	7,323	40.72	298,218	0.97	0.90	(12.64)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2022	3,888	41.09	159,745	0.45	0.90	(20.06)
2021	3,867	51.40	198,765	0.51	0.90	20.29
2020	3,995	42.73	170,690	0.96	0.90	12.68
2019	4,032	37.92	152,922	0.41	0.90	23.44
2018	4,202	30.72	129,051	0.38	0.90	(12.70)
T. Rowe Price All-Cap Opportunities Portfolio:
2022	6,209	56.93	353,446	-	0.90	(22.21)
2021	6,647	73.18	486,425	-	0.90	19.71
2020	7,277	61.13	444,816	-	0.90	43.09
2019	15,232	42.72	650,705	0.41	0.90	33.75
2018	16,001	31.94	511,156	0.15	0.90	0.25
T. Rowe Price Equity Income Portfolio:
2022	11,883	41.62	494,537	1.89	0.90	(4.19)
2021	11,682	43.44	507,472	1.58	0.90	24.43
2020	12,940	34.91	451,758	2.31	0.90	0.29
2019	17,134	34.81	596,531	2.30	0.90	25.26
2018	18,040	27.79	501,359	2.02	0.90	(10.33)
T. Rowe Price Mid-Cap Growth Portfolio:
2022	3,184	85.64	272,707	-	0.90	(23.27)
2021	3,205	111.61	357,746	-	0.90	13.82
2020	3,851	98.06	377,621	-	0.90	22.70
2019	4,032	79.92	322,239	0.14	0.90	30.12
2018	4,115	61.42	252,737	-	0.90	(2.91)
T. Rowe Price Moderate Allocation Portfolio:
2022	14,067	35.59	500,651	1.55	0.90	(19.04)
2021	14,723	43.96	647,278	0.98	0.90	9.08
2020	14,828	40.30	597,633	1.37	0.90	13.52
2019	19,140	35.50	679,566	1.96	0.90	18.73
2018	19,640	29.90	587,272	1.78	0.90	(5.95)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

T. Rowe Price International Stock Portfolio:
2022	19,539	$19.14	$373,984	0.79%	0.90%	(16.56)%
2021	19,679	22.94	451,436	0.59	0.90	0.44
2020	19,858	22.84	453,651	0.59	0.90	13.41
2019	20,036	20.14	403,530	2.44	0.90	26.67
2018	19,997	15.90	318,037	1.32	0.90	(15.02)

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2022	736	$8.84	$6,507	3.57%	-%	(14.75)%
2021	721	10.37	7,477	1.80	-	10.67
2020	704	9.37	6,591	3.46	-	7.09
2019	-	-	-	-	-	-
2018	-	-	-	-	-	-
Calvert VP NASDAQ-100 Index Portfolio:
2022	427	16.92	7,225	0.18	-	(32.64)
2021	421	25.12	10,586	0.28	-	26.87
2020	415	19.80	8,218	0.47	-	34.60
2019	-	-	-	-	-	-
2018	-	-	-	-	-	-
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2022	71	28.02	1,993	0.82	-	(20.67)
2021	67	35.32	2,374	0.78	-	14.30
2020	65	30.90	2,003	1.14	-	19.40
2019	60	25.88	1,560	0.93	-	24.78
2018	56	20.74	1,160	1.06	-	(11.48)
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2022	5,121	19.64	100,592	0.96	-	(13.52)
2021	5,006	22.71	113,693	0.80	-	24.17
2020	5,968	18.29	109,149	1.30	-	13.11
2019	5,276	16.17	85,330	1.19	-	25.54
2018	5,202	12.88	67,005	1.13	-	(11.54)
Columbia VP Small Cap Value Fund - Class 2:
2022	2,125	26.96	57,297	0.49	-	(8.98)
2021	2,086	29.62	61,791	0.45	-	28.78
2020	2,921	23.00	67,171	0.36	-	8.59
2019	2,388	21.18	50,576	0.28	-	21.03
2018	2,184	17.50	38,224	0.17	-	(18.19)
DWS International Growth VIP - Class A:
2022	38	16.79	646	1.04	-	(28.52)
2021	36	23.49	849	0.37	-	8.10
2020	35	21.73	765	1.45	-	22.70
2019	33	17.71	591	1.16	-	31.19
2018	31	13.50	418	1.05	-	(16.67)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Federated Hermes Government Money Fund II - Service Shares:
2022	196	$10.46	$2,046	1.16%	-%	1.16%
2021	183	10.34	1,890	-	-	-
2020	163	10.34	1,690	0.25	-	0.19
2019	148	10.32	1,527	1.65	-	1.67
2018	130	10.15	1,318	1.30	-	1.20
Federated Hermes Managed Volatility Fund II - Primary Shares:
2022	15	12.33	188	1.60	-	(13.78)
2021	14	14.30	204	1.63	-	18.57
2020	13	12.06	162	2.76	-	0.92
2019	12	11.95	147	2.32	-	20.22
2018	11	9.94	110	-	-	(8.81)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	10,710	12.87	137,814	2.53	-	(9.24)
2021	10,498	14.18	148,889	2.13	-	(1.39)
2020	8,197	14.38	117,908	2.79	-	8.12
2019	9,157	13.30	121,816	2.89	-	9.38
2018	9,114	12.16	110,793	2.96	-	(0.57)
Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2022	3,310	34.79	115,182	0.27	-	(26.49)
2021	3,283	47.33	155,399	0.03	-	27.51
2020	3,255	37.12	120,837	0.08	-	30.25
2019	3,770	28.50	107,457	0.22	-	31.28
2018	3,875	21.71	84,138	0.43	-	(6.66)
Fidelity® VIP Growth Portfolio - Service Class 2:
2022	2,635	43.27	113,994	0.34	-	(24.64)
2021	2,617	57.42	150,245	-	-	22.90
2020	2,777	46.72	129,717	0.04	-	43.53
2019	3,234	32.55	105,249	0.05	-	34.01
2018	3,426	24.29	83,235	0.04	-	(0.45)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	3,808	18.01	68,578	5.21	-	(11.67)
2021	3,820	20.39	77,898	5.49	-	4.30
2020	3,208	19.55	62,720	5.10	-	2.41
2019	2,974	19.09	56,765	5.20	-	14.79
2018	2,980	16.63	49,566	5.56	-	(3.65)
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2022	344	38.91	13,392	1.23	-	(18.43)
2021	337	47.70	16,066	1.06	-	28.19
2020	329	37.21	12,258	1.51	-	17.90
2019	133	31.56	4,198	1.82	-	31.06
2018	127	24.08	3,061	1.59	-	(4.75)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	2,076	$30.74	$63,810	0.28%	-%	(14.97)%
2021	2,038	36.15	73,695	0.35	-	25.30
2020	2,417	28.85	69,750	0.40	-	17.85
2019	1,988	24.48	48,657	0.69	-	23.20
2018	1,861	19.87	36,990	0.40	-	(14.79)
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2022	1,782	22.46	40,025	1.10	-	(27.69)
2021	1,958	31.06	60,821	0.98	-	38.66
2020	1,843	22.40	41,280	2.00	-	(6.78)
2019	1,749	24.03	42,033	1.52	-	22.92
2018	1,864	19.55	36,438	2.63	-	(6.46)
Franklin Mutual Shares VIP Fund - Class 2:
2022	8,346	16.92	141,174	1.87	-	(7.39)
2021	8,583	18.27	156,847	2.86	-	19.18
2020	9,160	15.33	140,462	3.01	-	(5.08)
2019	8,337	16.15	134,630	1.89	-	22.53
2018	8,223	13.18	108,343	2.44	-	(9.04)
Franklin Small Cap Value VIP Fund - Class 2:
2022	306	31.25	9,569	0.99	-	(10.07)
2021	300	34.75	10,428	1.01	-	25.36
2020	293	27.72	8,129	1.65	-	5.20
2019	54	26.35	1,420	1.04	-	26.32
2018	51	20.86	1,068	0.91	-	(12.87)
Franklin U.S. Government Securities VIP Fund - Class 2:
2022	10,951	12.37	135,452	2.34	-	(9.77)
2021	10,763	13.71	147,520	2.65	-	(1.79)
2020	7,877	13.96	109,963	3.32	-	3.79
2019	8,859	13.45	119,109	2.84	-	5.24
2018	8,698	12.78	111,135	2.80	-	0.39
Templeton Global Bond VIP Fund - Class 2:
2022	5,508	9.80	53,958	-	-	(4.95)
2021	5,521	10.31	56,904	-	-	(4.98)
2020	3,956	10.85	42,910	8.50	-	(5.24)
2019	4,045	11.45	46,324	6.98	-	1.96
2018	3,965	11.23	44,514	-	-	2.00
T. Rowe Price Equity Income Portfolio:
2022	829	31.30	25,956	1.87	-	(3.34)
2021	885	32.38	28,645	1.57	-	25.55
2020	918	25.79	23,663	2.40	-	1.18
2019	816	25.49	20,807	2.33	-	26.38
2018	820	20.17	16,526	2.04	-	(9.47)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value	Net Assets	Ratio (A)	Ratio (B)	Return (C)

T. Rowe Price International Stock Portfolio:
2022	10,369	$16.24	$168,355	0.83%	-%	(15.81)%
2021	9,079	19.29	175,110	0.59	-	1.31
2020	9,145	19.04	174,083	0.60	-	14.49
2019	9,125	16.63	151,767	2.52	-	27.73
2018	8,629	13.02	112,321	1.32	-	(14.17)

EquiTrust Life Variable Account

Notes to Financial Statements (continued)

(A)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(B)	These ratios represent the annualized policy expenses of the separate account for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(C)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.